Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 15.0%
Alphabet, Inc. - Class A	1,253	$240,451
Alphabet, Inc. - Class C	1,176	226,803
Charter Communications, Inc. - Class A (a)	74	19,933
Comcast Corp. - Class A	1,970	65,463
Electronic Arts, Inc.	130	19,824
Meta Platforms, Inc. - Class A	467	361,197
Netflix, Inc. (a)	225	260,865
Take-Two Interactive Software, Inc. (a)	96	21,382
T-Mobile US, Inc.	602	143,523
Trade Desk, Inc. - Class A (a)	240	20,870
Warner Bros Discovery, Inc. (a)	1,296	17,068
		1,397,379

Consumer Discretionary - 13.2%
Airbnb, Inc. - Class A (a)	227	30,057
Amazon.com, Inc. (a)	2,285	534,941
Booking Holdings, Inc.	17	93,569
DoorDash, Inc. - Class A (a)	210	52,553
Lululemon Athletica, Inc. (a)	64	12,834
Marriott International, Inc. - Class A	145	38,255
MercadoLibre, Inc. (a)	27	64,095
O'Reilly Automotive, Inc. (a)	451	44,342
PDD Holdings, Inc. - ADR (a)	353	40,048
Ross Stores, Inc.	176	24,031
Starbucks Corp.	598	53,318
Tesla Motors, Inc. (a)	785	241,992
		1,230,035

Consumer Staples - 5.0%
Coca-Cola Europacific Partners PLC	241	23,358
Costco Wholesale Corp.	235	220,815
Keurig Dr Pepper, Inc.	720	23,508
Mondelez International, Inc. - Class A	688	44,507
Monster Beverage Corp. (a)	513	30,139
PepsiCo, Inc.	723	99,716
The Kraft Heinz Co.	627	17,217
		459,260

Energy - 0.5%
Baker Hughes Co.	528	23,786
Diamondback Energy, Inc.	157	23,340
		47,126

Financials - 0.4%
PayPal Holdings, Inc. (a)	515	35,411

Health Care - 4.6%
Amgen, Inc.	284	83,808
AstraZeneca PLC - ADR	311	22,731
Biogen, Inc. (a)	80	10,240
DexCom, Inc. (a)	208	16,800
GE HealthCare Technologies, Inc.	241	17,188
Gilead Sciences, Inc.	657	73,775
IDEXX Laboratories, Inc. (a)	43	22,975
Intuitive Surgical, Inc. (a)	189	90,926
Regeneron Pharmaceuticals, Inc.	56	30,546
Vertex Pharmaceuticals, Inc. (a)	135	61,678
		430,667

Industrials - 4.8%
Automatic Data Processing, Inc.	214	66,233
Axon Enterprise, Inc. (a)	41	30,975
Cintas Corp.	215	47,848
Copart, Inc. (a)	512	23,209
CSX Corp.	995	35,362
Fastenal Co.	608	28,047
Honeywell International, Inc.	340	75,599
Old Dominion Freight Line, Inc.	112	16,716
PACCAR, Inc.	274	27,060
Paychex, Inc.	192	27,712
Thomson Reuters Corp.	241	48,419
Verisk Analytics, Inc.	74	20,625
		447,805

Information Technology - 53.5%(b)
Adobe, Inc. (a)	225	80,480
Advanced Micro Devices, Inc. (a)	859	151,450
Analog Devices, Inc.	262	58,853
Apple, Inc.	3,218	667,960
Applied Materials, Inc.	423	76,165
AppLovin Corp. - Class A (a)	162	63,293
ARM Holdings PLC - ADR (a)	73	10,320
ASML Holding NV	46	31,957
Atlassian Corp. - Class A (a)	86	16,493
Autodesk, Inc. (a)	113	34,252
Broadcom, Inc.	1,674	491,654
Cadence Design System, Inc. (a)	144	52,498
CDW Corp.	72	12,555
Cisco Systems, Inc.	2,099	142,900
Cognizant Technology Solutions Corp. - Class A	258	18,514
Crowdstrike Holdings, Inc. - Class A (a)	131	59,549
Datadog, Inc. - Class A (a)	172	24,077
Fortinet, Inc. (a)	402	40,160
GlobalFoundries, Inc. (a)	289	10,806
Intel Corp.	2,307	45,679
Intuit, Inc.	148	116,199
KLA Corp.	70	61,532
Lam Research Corp.	674	63,922
Marvell Technology, Inc.	451	36,247
Microchip Technology, Inc.	279	18,858
Micron Technology, Inc.	592	64,611
Microsoft Corp.	1,600	853,600
MicroStrategy, Inc. - Class A (a)	135	54,251
NVIDIA Corp.	5,256	934,885
NXP Semiconductors NV	135	28,859
ON Semiconductor Corp. (a)	224	12,625
Palantir Technologies, Inc. - Class A (a)	1,201	190,178
Palo Alto Networks, Inc. (a)	353	61,281
QUALCOMM, Inc.	579	84,974
Roper Technologies, Inc.	57	31,373
Shopify, Inc. - Class A (a)	643	78,581
Synopsys, Inc. (a)	97	61,546
Texas Instruments, Inc.	481	87,090
Workday, Inc. - Class A (a)	113	25,920
Zscaler, Inc. (a)	81	23,130
		4,979,277

Materials - 1.2%
Linde PLC	249	114,605

Real Estate - 0.2%
CoStar Group, Inc. (a)	224	21,322

Utilities - 1.5%
American Electric Power Co., Inc.	283	32,019
Constellation Energy Corp.	165	57,393
Exelon Corp.	529	23,773
Xcel Energy, Inc.	304	22,326
		135,511
TOTAL COMMON STOCKS (Cost $9,065,413)		9,298,398

TOTAL INVESTMENTS - 99.9% (Cost $9,065,413)		9,298,398
Other Assets in Excess of Liabilities - 0.1%		6,555
TOTAL NET ASSETS - 100.0%		$9,304,953
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,298,398	$–	$–	$9,298,398
Total Investments	$9,298,398	$–	$–	$9,298,398

Refer to the Schedule of Investments for further disaggregation of investment categories.